UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

                                                        Investment Company Act file number 811-05878

Franklin Value Investors Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

                                                                      Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end: 10/31

Date of reporting period: 1/31/14

Item 1. Schedule of Investments.

Franklin Value Investors Trust

Statement of Investments, January 31, 2014 (unaudited)
Franklin All Cap Value Fund	Shares	Value
Common Stocks 94.2%
Aerospace & Defense 2.0%
AAR Corp.	32,000	$852,800
United Technologies Corp.	1,500	171,030
		1,023,830
Automobiles & Components 4.6%
Autoliv Inc.	5,000	453,350
Gentex Corp.	12,000	388,680
Johnson Controls Inc.	14,500	668,740
Spartan Motors Inc.	146,000	839,500
		2,350,270
Banks 4.0%
KeyCorp	75,500	963,380
U.S. Bancorp	28,200	1,120,386
		2,083,766
Building Products 7.5%
[a]Gibraltar Industries Inc.	39,900	712,614
Griffon Corp.	68,000	854,080
Insteel Industries Inc.	49,100	914,733
[a]Owens Corning Inc.	23,700	904,155
Universal Forest Products Inc.	8,800	462,440
		3,848,022
Commercial & Professional Services 0.6%
McGrath RentCorp	8,700	318,594

Consumer Durables & Apparel 2.3%
Adidas AG, ADR (Germany)	4,000	222,680
Harman International Industries Inc.	4,600	475,778
La-Z-Boy Inc.	19,000	511,480
		1,209,938
Consumer Services 2.5%
Royal Caribbean Cruises Ltd.	25,500	1,264,800

Electrical Equipment 4.2%
Eaton Corp. PLC	11,200	818,608
Encore Wire Corp.	9,300	475,137
Regal-Beloit Corp.	12,000	889,080
		2,182,825
Energy 16.6%
Apache Corp.	11,650	935,029
Baker Hughes Inc.	16,000	906,240
Bristow Group Inc.	11,000	789,690
Ensco PLC, A	5,000	251,850
[a]Natural Gas Services Group Inc.	39,800	1,150,220
Occidental Petroleum Corp.	8,500	744,345
[a]PHI Inc.	23,700	841,350
[a]PHI Inc., non-voting	9,000	331,470
Tidewater Inc.	8,800	456,280
[a]Unit Corp.	23,500	1,174,295
Valero Energy Corp.	19,000	970,900
		8,551,669
Food & Staples Retailing 1.0%
Wal-Mart Stores Inc.	7,000	522,760

Food, Beverage & Tobacco 10.2%
Archer-Daniels-Midland Co.	22,700	896,196
Bunge Ltd.	12,500	947,000
Kraft Foods Group Inc.	7,233	378,647
Mondelez International Inc., A	16,700	546,925
[a]Omega Protein Corp.	75,500	764,815

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Value Investors Trust

Statement of Investments, January 31, 2014 (unaudited) (continued)
PepsiCo Inc.	11,600	932,176
[a]Seneca Foods Corp., A	26,669	775,268
		5,241,027
Health Care Equipment & Services 2.7%
Becton, Dickinson and Co.	6,600	713,592
STERIS Corp.	15,000	688,350
		1,401,942
Household & Personal Products 1.1%
The Procter & Gamble Co.	7,300	559,326

Insurance 2.8%
The Allstate Corp.	20,300	1,039,360
The Chubb Corp.	5,000	422,700
		1,462,060
Machinery 10.5%
Briggs & Stratton Corp.	26,000	547,820
John Bean Technologies Corp.	46,700	1,441,629
L.B. Foster Co., A	7,500	322,950
Miller Industries Inc.	59,500	1,091,230
Pentair Ltd.	7,400	550,042
[a]Wabash National Corp.	52,000	712,920
Xylem Inc.	23,000	767,280
		5,433,871
Materials 9.8%
Alcoa Inc.	115,000	1,323,650
AMCOL International Corp.	5,200	177,164
Carpenter Technology Corp.	9,800	569,478
H.B. Fuller Co.	10,000	465,800
Kaiser Aluminum Corp.	8,400	586,404
Nucor Corp.	10,000	483,500
Sensient Technologies Corp.	10,900	533,228
Stepan Co.	3,500	221,865
[a]Universal Stainless & Alloy Products Inc.	21,936	696,249
		5,057,338
Pharmaceuticals, Biotechnology & Life Sciences 2.0%
Johnson & Johnson	11,500	1,017,405

Retailing 2.7%
The Home Depot Inc.	4,000	307,400
[a]Jos. A. Bank Clothiers Inc.	3,100	174,282
[a]The Pep Boys - Manny, Moe & Jack	30,300	361,782
Target Corp.	9,500	538,080
		1,381,544
Semiconductors & Semiconductor Equipment 1.3%
Microchip Technology Inc.	14,500	650,470

Software & Services 0.8%
International Business Machines Corp.	2,300	406,364

Technology Hardware & Equipment 4.9%
[a]Benchmark Electronics Inc.	15,400	350,042
Corning Inc.	60,000	1,032,600
QUALCOMM Inc.	15,300	1,135,566
		2,518,208
Utilities 0.1%
Avista Corp.	500	14,415
IDACORP Inc.	500	26,365
		40,780
Total Common Stocks (Cost $37,515,915)		48,526,809

Franklin Value Investors Trust
Statement of Investments, January 31, 2014 (unaudited) (continued)

Short Term Investments (Cost $3,398,255) 6.6%
Money Market Funds 6.6%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	3,398,255	3,398,255
Total Investments (Cost $40,914,170) 100.8%		51,925,064
Other Assets, less Liabilities (0.8)%		(433,172)
Net Assets 100.0%		$51,491,892

aNon-income producing.
bThe Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.

ABBREVIATIONS
Selected Portfolio

ADR	-	American Depositary Receipt

Franklin Value Investors Trust

Statement of Investments, January 31, 2014 (unaudited)
Franklin Balance Sheet Investment Fund	Shares	Value
Common Stocks 83.4%
Banks 4.7%
Comerica Inc.	631,000	$28,899,800
Farmers & Merchants Bank of Long Beach	1,475	8,260,000
KeyCorp	2,700,000	34,452,000
		71,611,800
Capital Goods 4.2%
Encore Wire Corp.	535,000	27,333,150
Mueller Industries Inc.	198,000	12,323,520
Trinity Industries Inc.	423,200	24,642,936
		64,299,606
Commercial & Professional Services 2.4%
Kelly Services Inc., A	1,523,350	36,529,933

Consumer Durables & Apparel 0.4%
Lennar Corp., B	200,000	6,548,000

Consumer Services 2.8%
Royal Caribbean Cruises Ltd.	572,000	28,371,200
Vail Resorts Inc.	212,500	14,481,875
		42,853,075
Diversified Financials 2.4%
Citigroup Inc.	769,000	36,473,670

Energy 12.9%
Apache Corp.	186,000	14,928,360
Bristow Group Inc.	160,500	11,522,295
Devon Energy Corp.	534,600	31,659,012
Ensco PLC, A	423,000	21,306,510
[a]McDermott International Inc.	1,705,000	14,219,700
[a]PHI Inc.	77,500	2,751,250
[a]PHI Inc., non-voting	390,000	14,363,700
[a]Rowan Cos. PLC	775,000	24,311,750
Tidewater Inc.	660,000	34,221,000
Valero Energy Corp.	541,000	27,645,100
		196,928,677
Food, Beverage & Tobacco 5.6%
Archer-Daniels-Midland Co.	955,000	37,703,400
Bunge Ltd.	493,707	37,403,242
GrainCorp Ltd. (Australia)	1,619,000	10,766,351
		85,872,993
Life & Health Insurance 10.5%
Manulife Financial Corp. (Canada)	630,000	11,610,900
MetLife Inc.	565,000	27,713,250
National Western Life Insurance Co., A	138,500	30,213,775
Prudential Financial Inc.	505,000	42,616,950
StanCorp Financial Group Inc.	750,400	48,213,200
		160,368,075
Materials 11.9%
Alcoa Inc.	3,600,000	41,436,000
Ashland Inc.	167,000	15,499,270
[a]Century Aluminum Co.	2,205,000	25,732,350
Commercial Metals Co.	521,000	9,930,260
Kaiser Aluminum Corp.	525,600	36,692,136
Reliance Steel & Aluminum Co.	427,000	29,868,650
[a]RTI International Metals Inc.	741,300	23,069,256
		182,227,922
Multi-line Insurance 8.4%
American National Insurance Co.	197,088	20,497,152
Assurant Inc.	654,000	42,738,900

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Value Investors Trust

Statement of Investments, January 31, 2014 (unaudited) (continued)
E-L Financial Corp. Ltd. (Canada)	63,000	39,866,613
HCC Insurance Holdings Inc.	585,000	25,102,350
		128,205,015
Property & Casualty Insurance 8.8%
The Chubb Corp.	374,000	31,617,960
Old Republic International Corp.	2,400,000	37,488,000
Selective Insurance Group Inc.	1,317,000	30,975,840
The Travelers Cos. Inc.	420,000	34,137,600
		134,219,400
Reinsurance 1.0%
Validus Holdings Ltd. (Bermuda)	413,000	14,834,960
Retailing 1.4%
CST Brands Inc.	333	10,633
Haverty Furniture Cos. Inc.	525,000	14,605,500
[a,b]Trinity Place Holdings Inc.	1,200,000	7,440,000
		22,056,133
Technology Hardware & Equipment 3.7%
[a]Benchmark Electronics Inc.	486,900	11,067,237
Corning Inc.	2,658,000	45,744,180
		56,811,417
Utilities 2.3%
Great Plains Energy Inc.	297,000	7,329,960
IDACORP Inc.	134,000	7,065,820
[a,b,c]KGen Power Corp., 144A	2,800,000	1,540,000
Northeast Utilities	165,000	7,227,000
PNM Resources Inc.	297,000	7,321,050
Westar Energy Inc.	130,000	4,312,100
		34,795,930
Total Common Stocks (Cost $730,567,414)		1,274,636,606
Short-Term Investments (Cost $248,177,635) 16.2%
Money Market Funds 16.2%
[a,d]Institutional Fiduciary Trust Money Market Portfolio	248,177,635	248,177,635
Total Investments (Cost $978,745,049) 99.6%		1,522,814,241
Other Assets, less Liabilities 0.4%		5,633,257
Net Assets 100.0%		$1,528,447,498

aNon-income producing.
bSee Note 5 regarding holdings of 5% voting securities.
cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
January 31, 2014, the value of this security was $1,540,000, representing 0.10% of net assets.
dThe Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.

Franklin Value Investors Trust

Statement of Investments, January 31, 2014 (unaudited)
Franklin Large Cap Value Fund	Shares	Value
Common Stocks 94.9%
Automobiles & Components 3.6%
BorgWarner Inc.	51,000	$2,738,700
Johnson Controls Inc.	90,000	4,150,800
		6,889,500
Banks 4.9%
Comerica Inc.	70,000	3,206,000
KeyCorp	266,000	3,394,160
U.S. Bancorp	71,000	2,820,830
		9,420,990
Capital Goods 13.8%
3M Co.	26,500	3,397,035
Dover Corp.	34,500	2,986,320
Eaton Corp. PLC	55,000	4,019,950
General Dynamics Corp.	28,000	2,836,680
General Electric Co.	103,500	2,600,955
Illinois Tool Works Inc.	28,000	2,208,360
Parker Hannifin Corp.	27,000	3,060,990
Rockwell Automation Inc.	15,000	1,722,600
Stanley Black & Decker Inc.	6,000	464,400
United Technologies Corp.	26,500	3,021,530
		26,318,820
Consumer Durables & Apparel 1.4%
NIKE Inc., B	37,400	2,724,590

Consumer Services 0.6%
McDonald's Corp.	13,000	1,224,210

Diversified Financials 7.3%
Bank of America Corp.	136,000	2,278,000
[a]Berkshire Hathaway Inc., A	8	1,356,095
Capital One Financial Corp.	13,200	932,052
Citigroup Inc.	85,000	4,031,550
Northern Trust Corp.	27,000	1,625,940
State Street Corp.	55,000	3,682,250
		13,905,887
Energy 15.3%
Apache Corp.	31,000	2,488,060
Baker Hughes Inc.	57,200	3,239,808
Chevron Corp.	20,000	2,232,600
ConocoPhillips	38,500	2,500,575
[a]Denbury Resources Inc.	54,000	867,780
Devon Energy Corp.	45,000	2,664,900
Ensco PLC, A	41,000	2,065,170
Exxon Mobil Corp.	29,000	2,672,640
HollyFrontier Corp.	27,000	1,250,100
Noble Corp. PLC	61,000	1,892,830
Occidental Petroleum Corp.	26,500	2,320,605
Phillips 66	19,250	1,406,983
Schlumberger Ltd.	10,000	875,700
Valero Energy Corp.	55,000	2,810,500
		29,288,251
Food & Staples Retailing 1.7%
Wal-Mart Stores Inc.	13,500	1,008,180
Walgreen Co.	40,000	2,294,000
		3,302,180
Food, Beverage & Tobacco 3.1%
Archer-Daniels-Midland Co.	65,000	2,566,200

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Value Investors Trust

Statement of Investments, January 31, 2014 (unaudited) (continued)

Bunge Ltd.	45,500	3,447,080
		6,013,280
Health Care Equipment & Services 2.8%
Abbott Laboratories	28,300	1,037,478
Becton, Dickinson and Co.	29,000	3,135,480
Covidien PLC	17,500	1,194,200
		5,367,158
Household & Personal Products 0.9%
The Procter & Gamble Co.	23,000	1,762,260

Insurance 10.3%
Aflac Inc.	57,000	3,578,460
The Allstate Corp.	75,000	3,840,000
The Chubb Corp.	25,000	2,113,500
MetLife Inc.	85,000	4,169,250
Prudential Financial Inc.	55,500	4,683,645
The Travelers Cos. Inc.	17,000	1,381,760
		19,766,615
Materials 5.4%
Air Products and Chemicals Inc.	13,900	1,461,446
Alcoa Inc.	305,000	3,510,550
Nucor Corp.	78,000	3,771,300
Praxair Inc.	12,000	1,496,640
		10,239,936
Pharmaceuticals, Biotechnology & Life Sciences 6.9%
[a]Gilead Sciences Inc.	61,000	4,919,650
Merck & Co. Inc.	64,000	3,390,080
Pfizer Inc.	95,000	2,888,000
Teva Pharmaceutical Industries Ltd., ADR (Israel)	46,500	2,075,295
		13,273,025
Retailing 4.6%
Family Dollar Stores Inc.	7,000	432,740
The Home Depot Inc.	38,500	2,958,725
Nordstrom Inc.	39,000	2,240,550
[a]Office Depot Inc.	84,500	413,205
Target Corp.	48,000	2,718,720
		8,763,940
Semiconductors & Semiconductor Equipment 1.8%
Maxim Integrated Products Inc.	48,600	1,470,636
Microchip Technology Inc.	45,000	2,018,700
		3,489,336
Software & Services 2.8%
International Business Machines Corp.	15,000	2,650,200
Microsoft Corp.	69,500	2,630,575
		5,280,775
Technology Hardware & Equipment 6.3%
Cisco Systems Inc.	110,000	2,410,100
Corning Inc.	220,000	3,786,200
EMC Corp.	20,000	484,800
QUALCOMM Inc.	22,500	1,669,950
TE Connectivity Ltd.	8,600	485,986
Xerox Corp.	295,000	3,200,750
		12,037,786
Transportation 1.2%
Norfolk Southern Corp.	25,000	2,314,750

Utilities 0.2%
Exelon Corp.	14,000	406,000

Total Common Stocks (Cost $129,273,839)		181,789,289

Franklin Value Investors Trust
Statement of Investments, January 31, 2014 (unaudited) (continued)

Short Term Investments (Cost $10,368,989) 5.4%
Money Market Funds 5.4%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	10,368,989	10,368,989
Total Investments (Cost $139,642,828) 100.3%		192,158,278
Other Assets, less Liabilities (0.3)%		(596,349)
Net Assets 100.0%		$191,561,929

aNon-income producing.
bThe Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.

ABBREVIATIONS
Selected Portfolio

ADR	-	American Depositary Receipt

Franklin Value Investors Trust

Statement of Investments, January 31, 2014 (unaudited)
Franklin MicroCap Value Fund	Shares	Value
Common Stocks 74.7%
Automobiles & Components 0.8%
Spartan Motors Inc.	741,000	$4,260,750

Banks 5.7%
Bar Harbor Bankshares	156,768	5,822,520
Citizens Community Bancorp Inc.	143,700	1,155,348
First Defiance Financial Corp.	210,000	5,401,200
MidSouth Bancorp Inc.	225,000	3,489,750
Northeast Bancorp	437,000	4,129,650
Old Line Bancshares Inc.	94,145	1,512,910
Peoples Financial Services Corp.	87,543	3,414,177
Southern Missouri Bancorp Inc.	70,000	2,267,300
WSFS Financial Corp.	60,000	4,308,000
		31,500,855
Capital Goods 15.8%
Alamo Group Inc.	175,500	8,813,610
Burnham Holdings Inc., A	219,000	4,171,950
[a]Ducommun Inc.	236,000	6,726,000
Espey Manufacturing & Electronics Corp.	39,000	1,218,750
[a]Gibraltar Industries Inc.	345,000	6,161,700
Griffon Corp.	120,000	1,507,200
[b]Hardinge Inc.	934,900	12,873,573
[b]Hurco Cos. Inc.	379,000	9,823,680
Insteel Industries Inc.	119,723	2,230,439
[a]Lydall Inc.	323,000	5,707,410
Miller Industries Inc.	355,000	6,510,700
[a]Northwest Pipe Co.	170,000	5,963,600
[a,c]Smith Investment Co. LLC	44,600	29,102
[a]Sparton Corp.	348,265	9,706,146
[a]Sterling Construction Co.	499,300	5,402,426
		86,846,286
Commercial & Professional Services 3.2%
Ecology and Environment Inc., A	144,000	1,638,720
Healthcare Services Group Inc.	456,000	12,371,280
Kelly Services Inc., A	60,100	1,441,198
Kimball International Inc., B	134,300	1,997,041
		17,448,239
Consumer Durables & Apparel 6.5%
Callaway Golf Co.	135,000	1,102,950
[a,b]Cobra Electronics Corp.	455,000	1,474,200
[a]Costa Inc.	476,000	10,229,240
[a,b]Delta Apparel Inc.	743,700	12,033,066
[a]The Dixie Group Inc.	370,000	5,113,400
Flexsteel Industries Inc.	150,000	4,624,500
[a]P & F Industries Inc., A	65,200	474,656
Rocky Brands Inc.	37,000	574,240
		35,626,252
Consumer Services 2.6%
Frisch's Restaurants Inc.	220,000	5,544,000
[a,b]Full House Resorts Inc.	1,450,000	3,523,500
[a]Ruby Tuesday Inc.	912,000	5,107,200
		14,174,700
Diversified Financials 0.9%
KCAP Financial Inc.	617,000	4,917,490

Energy 8.9%
[a]Cal Dive International Inc.	3,650,000	5,986,000
[a,b]Magellan Petroleum Corp.	2,377,980	2,568,218
[a]Natural Gas Services Group Inc.	246,000	7,109,400
[a]Parker Drilling Co.	765,000	5,691,600

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Value Investors Trust

Statement of Investments, January 31, 2014 (unaudited) (continued)
[a]PHI Inc.	17,600	624,800
[a]PHI Inc., non-voting	411,000	15,137,130
[a]Tesco Corp. (Canada)	555,200	11,725,824
		48,842,972
Food & Staples Retailing 1.2%
Village Super Market Inc., A	227,000	6,592,080

Food, Beverage & Tobacco 7.5%
Griffin Land & Nurseries Inc.	127,000	3,886,200
John B. Sanfilippo & Son Inc.	212,000	4,907,800
[a,b]Omega Protein Corp.	1,275,000	12,915,750
[a]Seneca Foods Corp., A	539,104	15,671,753
[a]Seneca Foods Corp., B	121,500	3,643,785
		41,025,288
Insurance 3.5%
[a,b]ACMAT Corp., A	314,200	7,069,500
Baldwin & Lyons Inc., B	275,001	6,864,025
[a]Global Indemnity PLC, A	108,584	2,661,394
[a]Hallmark Financial Services Inc.	120,000	1,057,200
Safety Insurance Group Inc.	35,000	1,892,800
		19,544,919
Materials 6.2%
[a]American Pacific Corp.	187,881	8,723,315
[d]Central Steel and Wire Co.	6,905	5,178,750
[a,b]Continental Materials Corp.	129,700	2,638,098
[a]Mercer International Inc. (Germany)	303,030	2,830,300
The Monarch Cement Co.	140,744	3,518,600
[a]RTI International Metals Inc.	173,300	5,393,096
[a]Universal Stainless & Alloy Products Inc.	173,440	5,504,986
		33,787,145
Real Estate 0.9%
[a,c]Allen Organ Co. (LandCo. Holdings)	94,800	425,652
Arbor Realty Trust Inc.	257,700	1,770,399
[a]Bresler & Reiner Inc.	205,000	63,550
[b]Origen Financial Inc.	1,900,000	2,565,000
		4,824,601
Retailing 4.6%
[a]ALCO Stores Inc.	103,000	936,270
Brown Shoe Co. Inc.	235,000	5,564,800
Fred's Inc.	360,000	6,292,800
Haverty Furniture Cos. Inc.	235,000	6,537,700
Shoe Carnival Inc.	233,000	5,755,100
		25,086,670
Telecommunication Services 1.0%
Atlantic Tele-Network Inc.	66,000	3,844,500
North State Telecommunications Corp., B	21,757	1,490,354
		5,334,854
Transportation 5.4%
International Shipholding Corp.	345,000	9,242,550
[a,b]P.A.M. Transportation Services Inc.	476,051	9,425,810
Providence and Worcester Railroad Co.	190,000	3,562,500
[a]SAIA Inc.	214,500	7,220,070
		29,450,930
Total Common Stocks (Cost $215,586,621)		409,264,031

Franklin Value Investors Trust

Statement of Investments, January 31, 2014 (unaudited) (continued)

Short Term Investments 25.4%
Money Market Funds (Cost $137,972,952) 25.2%
[a,e]Institutional Fiduciary Trust Money Market Portfolio	137,972,952	137,972,952

	Principal Amount
Repurchase Agreements (Cost $1,022,440) 0.2%
[f]Joint Repurchase Agreement, 0.015%, 2/03/14 (Maturity Value $1,022,441)	$1,022,440	1,022,440
BNP Paribas Securities Corp. (Maturity Value $106,436)
Credit Suisse Securities (USA) LLC (Maturity Value $319,298)
Deutsche Bank Securities Inc. (Maturity Value $205,562)
HSBC Securities (USA) Inc. (Maturity Value $223,505)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $103,778)
Morgan Stanley & Co. LLC (Maturity Value $63,862)
Collateralized by U.S. Government Agency Securities, 0.00% - 7.125%, 2/13/14 -
12/27/33; U.S. Government Agency Securities, Strips, 6/01/17; [g]U.S. Treasury Bills,
3/20/14 - 12/11/14; U.S. Treasury Bonds, 7.25% - 9.875%, 11/15/15 - 11/15/18;
U.S. Treasury Bonds, Index Linked, 0.125%, 4/15/16;U.S. Treasury Notes,
0.125% - 4.75%, 3/31/14 - 12/31/18; and U.S. Treasury Notes, Index Linked,
0.125% - 2.625%, 7/15/14 - 1/15/19 (valued at $1,043,094)

Total Investments (Cost $354,582,013) 100.1%		548,259,423

Other Assets, less Liabilities (0.1)%		(736,361)
Net Assets 100.0%		$547,523,062

aNon-income producing.
bSee Note 5 regarding holdings of 5% voting securities.
cSee Note 4 regarding restricted securities.
dAt January 31, 2014, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading this security for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.
eThe Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.
fInvestment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At January 31, 2014, all repurchase agreements had been entered into on January 31, 2014.
gThe security is traded on a discount basis with no stated coupon rate.

Franklin Value Investors Trust

Statement of Investments, January 31, 2014 (unaudited)
Franklin MidCap Value Fund	Shares/Units	Value
Common Stocks and Other Equity Interests 91.9%
Automobiles & Components 4.9%
Autoliv Inc.	20,100	$1,822,467
BorgWarner Inc.	33,200	1,782,840
Gentex Corp.	34,900	1,130,411
Harley-Davidson Inc.	30,900	1,906,221
		6,641,939
Banks 5.9%
Comerica Inc.	57,900	2,651,820
Hudson City Bancorp Inc.	164,000	1,482,560
KeyCorp	201,500	2,571,140
PNC Financial Services Group Inc.	16,927	1,352,129
		8,057,649
Capital Goods 14.8%
Babcock & Wilcox Co.	63,400	2,173,352
Carlisle Cos. Inc.	22,400	1,669,472
Dover Corp.	17,400	1,506,144
Eaton Corp. PLC	18,200	1,330,238
Exelis Inc.	73,400	1,437,906
Fortune Brands Home & Security Inc.	32,000	1,441,920
ITT Corp.	29,700	1,216,215
L-3 Communications Holdings Inc.	10,600	1,177,342
[a]Owens Corning Inc.	56,400	2,151,660
Pentair Ltd.	14,500	1,077,785
Regal-Beloit Corp.	20,400	1,511,436
Rockwell Automation Inc.	3,600	413,424
Stanley Black & Decker Inc.	4,000	309,600
W.W. Grainger Inc.	2,800	656,544
Xylem Inc.	64,600	2,155,056
		20,228,094
Commercial & Professional Services 0.5%
Robert Half International Inc.	15,300	639,234

Consumer Durables & Apparel 0.8%
Hasbro Inc.	22,400	1,100,288

Consumer Services 1.1%
Hillenbrand Inc.	57,500	1,556,525

Diversified Financials 10.3%
iShares Russell Mid-Cap Value ETF	105,500	6,805,805
KKR & Co., LP (Units)	93,800	2,261,518
Northern Trust Corp.	49,200	2,962,824
Raymond James Financial Inc.	40,200	2,046,582
		14,076,729
Energy 10.1%
[a]Denbury Resources Inc.	87,000	1,398,090
Ensco PLC, A	27,396	1,379,937
HollyFrontier Corp.	36,200	1,676,060
Noble Corp. PLC	40,400	1,253,612
Peabody Energy Corp.	78,400	1,336,720
[a]Rowan Cos. PLC	44,200	1,386,554
Tidewater Inc.	25,900	1,342,915
[a]Unit Corp.	30,900	1,544,073
Valero Energy Corp.	47,900	2,447,690
		13,765,651
Food, Beverage & Tobacco 2.2%
Bunge Ltd.	20,994	1,590,505

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Value Investors Trust

Statement of Investments, January 31, 2014 (unaudited) (continued)

Ingredion Inc.	23,600	1,470,280
		3,060,785
Health Care Equipment & Services 3.2%
[a]Community Health Systems Inc.	6,800	281,588
Hill-Rom Holdings Inc.	45,100	1,635,777
[a]Laboratory Corp. of America Holdings	14,800	1,329,484
[a]LifePoint Hospitals Inc.	13,900	736,839
Omnicare Inc.	5,500	343,530
		4,327,218
Insurance 7.0%
The Allstate Corp.	35,800	1,832,960
Arthur J. Gallagher & Co.	41,700	1,927,791
[a]Genworth Financial Inc., A	83,300	1,228,675
Marsh & McLennan Cos. Inc.	36,000	1,645,560
The Progressive Corp.	57,600	1,338,624
W. R. Berkley Corp.	39,900	1,546,524
		9,520,134
Materials 7.1%
Albemarle Corp.	13,400	860,012
Alcoa Inc.	146,500	1,686,215
Bemis Co. Inc.	13,200	508,332
Celanese Corp., A	29,900	1,514,136
MeadWestvaco Corp.	57,900	2,088,453
Nucor Corp.	37,600	1,817,960
Sigma-Aldrich Corp.	13,600	1,264,392
		9,739,500
Media 2.1%
John Wiley & Sons Inc., A	39,400	2,133,116
Time Warner Cable Inc.	5,300	706,331
		2,839,447
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
[a]Actavis PLC	500	94,490
[a]Endo Health Solutions Inc.	1,600	105,408
		199,898
Real Estate 2.1%
American Campus Communities Inc.	81,300	2,825,988

Retailing 4.7%
CST Brands Inc.	3,722	118,843
Family Dollar Stores Inc.	11,200	692,384
GameStop Corp., A	69,400	2,433,858
Nordstrom Inc.	27,500	1,579,875
PetSmart Inc.	25,900	1,631,700
		6,456,660
Semiconductors & Semiconductor Equipment 4.2%
KLA-Tencor Corp.	25,300	1,555,191
Maxim Integrated Products Inc.	68,900	2,084,914
Microchip Technology Inc.	48,400	2,171,224
		5,811,329
Software & Services 4.2%
[a]Cadence Design Systems Inc.	115,000	1,623,800
Leidos Holdings Inc.	28,125	1,275,187
Science Applications International Corp.	16,071	594,788
Total System Services Inc.	75,500	2,255,940
		5,749,715
Technology Hardware & Equipment 2.4%
Corning Inc.	149,600	2,574,616

Franklin Value Investors Trust
Statement of Investments, January 31, 2014 (unaudited) (continued)
Xerox Corp.	61,500	667,275
		3,241,891
Transportation 0.7%
J.B. Hunt Transport Services Inc.	13,300	998,165
Utilities 3.5%
DTE Energy Co.	20,300	1,384,866
Northeast Utilities	36,000	1,576,800
Sempra Energy	20,000	1,854,200
		4,815,866
Total Common Stocks and Other Equity Interests (Cost $98,293,804)		125,652,705
Short Term Investments (Cost $11,419,108) 8.3%
Money Market Funds 8.3%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	11,419,108	11,419,108
Total Investments (Cost $109,712,912) 100.2%		137,071,813
Other Assets, less Liabilities (0.2)%		(324,964)
Net Assets 100.0%		$136,746,849

aNon-income producing.
bThe Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.

ABBREVIATIONS
Selected Portfolio

ETF	-	Exchange Traded Fund

Franklin Value Investors Trust

Statement of Investments, January 31, 2014 (unaudited)
Franklin Small Cap Value Fund	Shares	Value
Common Stocks 89.5%
Aerospace & Defense 1.5%
AAR Corp.	1,380,000	$36,777,000

Automobiles & Components 6.2%
Autoliv Inc.	385,000	34,907,950
Drew Industries Inc.	316,300	15,210,867
Gentex Corp.	1,105,000	35,790,950
Thor Industries Inc.	1,066,000	54,760,420
[a]Winnebago Industries Inc.	510,200	12,224,392
		152,894,579
Banks 1.7%
Chemical Financial Corp.	469,355	13,554,972
OFG Bancorp.	755,000	11,007,900
Peoples Bancorp Inc.	183,500	4,137,925
TrustCo Bank Corp. NY	2,188,000	14,287,640
		42,988,437
Building Products 4.4%
Apogee Enterprises Inc.	907,900	30,687,020
[a]Gibraltar Industries Inc.	1,160,400	20,724,744
Simpson Manufacturing Co. Inc.	567,000	18,484,200
Universal Forest Products Inc.	736,000	38,676,800
		108,572,764
Commercial & Professional Services 2.4%
Insperity Inc.	383,200	12,653,264
McGrath RentCorp	486,800	17,826,616
Mine Safety Appliances Co.	423,200	21,320,816
Schawk Inc.	628,700	7,594,696
		59,395,392
Construction & Engineering 2.3%
EMCOR Group Inc.	592,000	25,165,920
Granite Construction Inc.	989,600	32,943,784
		58,109,704
Consumer Durables & Apparel 4.9%
Brunswick Corp.	635,000	26,327,100
Harman International Industries Inc.	240,000	24,823,200
[b]Hooker Furniture Corp.	582,900	8,830,935
La-Z-Boy Inc.	1,397,900	37,631,468
[a]M.D.C. Holdings Inc.	276,300	8,534,907
[a]M/I Homes Inc.	577,900	14,210,561
		120,358,171
Consumer Services 1.2%
Hillenbrand Inc.	869,300	23,531,951
Regis Corp.	440,000	5,425,200
		28,957,151
Electrical Equipment 4.0%
Brady Corp., A	583,500	15,964,560
EnerSys	30,600	2,082,636
Franklin Electric Co. Inc.	512,600	20,421,984
General Cable Corp.	132,400	3,777,372
Powell Industries Inc.	274,000	16,826,340
Regal-Beloit Corp.	525,000	38,897,250
		97,970,142
Energy 9.6%
[a]Atwood Oceanics Inc.	522,000	24,742,800
Bristow Group Inc.	570,000	40,920,300
Energen Corp.	314,000	22,206,080
[a]Helix Energy Solutions Group Inc.	1,058,100	21,574,659
[a]Oil States International Inc.	335,000	31,473,250
[a]Rowan Cos. PLC	827,000	25,942,990

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Value Investors Trust

Statement of Investments, January 31, 2014 (unaudited) (continued)
Tidewater Inc.	600,000	31,110,000
[a]Unit Corp.	760,000	37,977,200
		235,947,279
Health Care Equipment & Services 3.3%
Hill-Rom Holdings Inc.	574,200	20,826,234
STERIS Corp.	723,700	33,210,593
Teleflex Inc.	297,000	27,811,080
		81,847,907
Industrial Conglomerates 1.4%
Carlisle Cos. Inc.	458,000	34,134,740

Insurance 9.7%
Arthur J. Gallagher & Co.	304,400	14,072,412
Aspen Insurance Holdings Ltd.	590,000	22,951,000
Assurant Inc.	68,700	4,489,545
The Hanover Insurance Group Inc.	482,200	26,776,566
HCC Insurance Holdings Inc.	235,300	10,096,723
Montpelier Re Holdings Ltd.	810,000	22,574,700
Old Republic International Corp.	1,820,000	28,428,400
Protective Life Corp.	935,000	45,824,350
StanCorp Financial Group Inc.	685,000	44,011,250
Validus Holdings Ltd. (Bermuda)	566,111	20,334,707
		239,559,653
Machinery 11.9%
Astec Industries Inc.	495,000	18,414,000
Briggs & Stratton Corp.	1,140,000	24,019,800
[a]EnPro Industries Inc.	358,000	25,969,320
Kennametal Inc.	530,000	22,970,200
Lincoln Electric Holdings Inc.	519,900	35,977,080
[c]Lindsay Corp.	165,000	14,025,000
Mueller Industries Inc.	470,500	29,283,920
Nordson Corp.	45,700	3,167,924
Pentair Ltd.	276,526	20,554,178
Trinity Industries Inc.	985,000	57,356,550
[a]Wabash National Corp.	2,480,000	34,000,800
Watts Water Technologies Inc., A	156,700	8,778,334
		294,517,106
Materials 11.3%
A. Schulman Inc.	795,000	27,006,150
AMCOL International Corp.	242,600	8,265,382
AptarGroup Inc.	84,600	5,397,480
Cabot Corp.	822,000	40,006,740
Carpenter Technology Corp.	500,000	29,055,000
H.B. Fuller Co.	580,000	27,016,400
Reliance Steel & Aluminum Co.	566,500	39,626,675
RPM International Inc.	973,400	38,614,778
Sensient Technologies Corp.	538,900	26,362,988
Steel Dynamics Inc.	1,565,000	25,822,500
Stepan Co.	165,000	10,459,350
		277,633,443
Retailing 8.5%
Brown Shoe Co. Inc.	1,120,000	26,521,600
The Cato Corp., A	573,000	16,021,080
GameStop Corp., A	567,600	19,905,732
[a]Genesco Inc.	243,700	17,112,614
Group 1 Automotive Inc.	593,800	36,298,994
[a]Jos. A. Bank Clothiers Inc.	265,000	14,898,300
The Men's Wearhouse Inc.	895,000	42,995,800
[a]The Pep Boys - Manny, Moe & Jack	1,629,300	19,453,842
Pier 1 Imports Inc.	310,000	5,924,100

Franklin Value Investors Trust

Statement of Investments, January 31, 2014 (unaudited) (continued)

[a]West Marine Inc.	795,000	10,406,550
		209,538,612
Semiconductors & Semiconductor Equipment 0.4%
Cohu Inc.	1,000,000	10,360,000

Technology Hardware & Equipment 2.5%
[a]Benchmark Electronics Inc.	793,000	18,024,890
[a]Ingram Micro Inc., A	700,000	17,514,000
[a]Multi-Fineline Electronix Inc.	355,100	4,900,380
[a]Rofin-Sinar Technologies Inc.	876,700	20,251,770
		60,691,040
Trading Companies & Distributors 0.5%
Applied Industrial Technologies Inc.	227,200	11,482,688

Transportation 1.8%
[a]Genesee & Wyoming Inc.	295,800	26,722,572
SkyWest Inc.	1,283,000	16,691,830
		43,414,402
Total Common Stocks (Cost $1,386,943,983)		2,205,150,210

Short Term Investments 10.5%
Money Market Funds (Cost $249,452,560) 10.2%
[a,d]Institutional Fiduciary Trust Money Market Portfolio	249,452,560	249,452,560

	Principal Amount
Investments from Cash Collateral Received for Loaned Securities 0.3%
[e]Repurchase Agreements 0.3%
Barclays Capital Inc., 0.02%, 2/03/14 (Maturity Value $1,662,010)
Collateralized by U.S. Treasury Bonds, Index Linked, 0.125%, 1/15/23; U.S. Treasury
Notes, 0.375% - 4.25%, 11/15/14 - 2/15/23; U.S. Treasury Notes, Index Linked,
0.125% - 2.375%, 4/15/16 - 1/15/17; U.S. Government Agency Strips, 2/15/17 -
8/15/43 (valued at $1,695,247)	$1,662,007	1,662,007
BNP Paribas Securities Corp., 0.03%, 2/03/14 (Maturity Value $ 1,662,011)
Collateralized by U.S. Government and Agency Securities, 0.09% - 7.125%, 2/12/14 -
6/05/36; [f]U.S. Government Agency Discount Notes, 2/24/14 - 7/30/14; and U.S.
Government Agency Strips, 5/15/22 (valued at $ 1,695,249)	1,662,007	1,662,007
Deutsche Bank Securities Inc., 0.02%, 2/03/14 (Maturity Value $1,662,010)
Collateralized by U.S. Government Agency Securities, zero cpn. - 5.375%, 2/19/14 -
8/08/35; [f]U.S. Government Agency Discount Notes, 4/02/14; and U.S. Government
Agency Strips, 1/15/26 - 5/15/29 (valued at $ 1,695,251)	1,662,007	1,662,007
HSBC Securities (USA) Inc., 0.02%, 2/03/14 (Maturity Value $1,662,010)
Collateralized by U.S. Treasury Bonds, 4.625%, 2/15/40; U.S. Treasury Bonds, Index
Linked, 0.125% - 0.625%, 1/15/22 - 2/15/43; U.S. Government and Agency
Securities, zero cpn. - 7.125%, 7/30/14 - 7/15/32; [f]U.S. Government Agency
Discount Notes, 8/01/14; and U.S. Government Agency Strips, 4/15/14 - 4/15/30
(valued at $ 1,695,256)	1,662,007	1,662,007
RBS Securities Inc., 0.02%, 2/03/14 (Maturity Value $349,893)
Collateralized by U.S. Treasury Bonds, Index Linked, 0.625% - 3.875%, 1/15/25 -
2/15/43 (valued at $356,890)	349,892	349,892
Total Repurchase Agreements (Cost $6,997,920)		6,997,920
Total Investments (Cost $1,643,394,463) 100.0%		2,461,600,690

Other Assets, less Liabilities 0.0%†		1,231,396
Net Assets 100.0%		$2,462,832,086

Franklin Value Investors Trust

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Value Investors Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of six funds (Funds).

2. FINANCIAL INSTRUMENT VALUATION

The Funds' investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds' calculate the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under procedures approved by the Trust's Board of Trustees (the Board), the Funds' administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds' valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of the NYSE close, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value. Repurchase agreements are valued at cost, which approximates market value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

Also, when the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. INCOME TAXES

At January 31, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin All	Franklin Balance
	Cap Value	Sheet Investment	Franklin Large
	Fund	Fund	Cap Value Fund

Cost of investments	$40,916,257	$979,367,193	$139,642,828

Unrealized appreciation	$11,137,198	$549,325,360	$60,494,407
Unrealized depreciation	(128,391)	(5,878,312)	(7,978,957)
Net unrealized appreciation (depreciation)	$11,008,807	$543,447,048	$52,515,450

Franklin
	MicroCap	Franklin MidCap	Franklin Small
	Value Fund	Value Fund	Cap Value Fund

Cost of investments	$354,632,304	$109,865,108	$1,645,272,798

Unrealized appreciation	$206,417,964	$29,356,682	$861,789,515
Unrealized depreciation	(12,790,845)	(2,149,977)	(45,461,623)
Net unrealized appreciation (depreciation)	$193,627,119	$27,206,705	$816,327,892

4. RESTRICTED SECURITIES

At January 31, 2014, the Franklin MicroCap Value Fund held investments in restricted securities, excluding certain securities exempt from registration under the Securities Act of 1933 deemed to be liquid, as follows:

		Acquisition
Shares	Issuer	Dates	Cost	Value
94,800	Allen Organ Co. (LandCo. Holdings)	9/07/06	$181,146	$425,652
44,600	Smith Investment Co. LLC	1/20/09	-	29,102
	Total Restricted Securities (Value is 0.08% of Net Assets)		$181,146	$454,754

5. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the Franklin Balance Sheet Investment Fund, the Franklin MicroCap Value Fund and the Franklin Small Cap Value Fund for the three months ended January 31, 2014, were as shown below.

	Number of			Number of
	Shares Held			Shares Held	Value at		Realized
	at Beginning	Gross	Gross	at End	End of	Investment Capital
Name of Issuer	of Period	Additions	Reductions of Period		Period	Income Gain (Loss)
Franklin Balance Sheet Investment Fund
Non-Controlled Affiliates
KGen Pow er Corp., 144A	2,800,000	-	-	2,800,000	$1,540,000	$-	$140,000
Trinity Place Holdings Inc.	1,200,000	-	-	1,200,000	7,440,000	-	-
Total Affiliated Securities (Value is 0.59% of Net Assets)					$8,980,000	$-	$140,000

Franklin MicroCap Value Fund
Non-Controlled Affiliates
ACMAT Corp., A	314,200	-	-	314,200	$7,069,500	$-	$-
Cobra Electronics Corp.	455,000	-	-	455,000	1,474,200	-	-
Continental Materials Corp.	129,700	-	-	129,700	2,638,098	-	-
Delta Apparel Inc.	743,700	-	-	743,700	12,033,066	-	-
Full House Resorts Inc.	1,400,000	50,000	-	1,450,000	3,523,500	-	-
Hardinge Inc.	934,900	-	-	934,900	12,873,573	18,698	-
Hurco Cos. Inc.	379,000	-	-	379,000	9,823,680	18,950	-
Magellan Petroleum Corp.	2,377,980	-	-	2,377,980	2,568,218	-	-
Omega Protein Corp.	1,321,000	-	46,000	1,275,000	12,915,750	-	222,545
Origen Financial Inc.	1,900,000	-	-	1,900,000	2,565,000	-	266,000
P.A.M. Transportation Services Inc.	568,000	-	91,949	476,051	9,425,810	-	211,567
USA Truck Inc.	526,960	-	526,960	-	-	-	2,514,464
Total Affiliated Securities (Value is 14.05% of Net Assets)					$76,910,395	$37,648	$3,214,576

Franklin Small Cap Value Fund
Non-Controlled Affiliates
Hooker Furniture Corp	582,900	-	-	582,900	$8,830,935	$58,290	$-
Total Affiliated Securities (Value is 0.36% of Net Assets)					$8,830,935	$58,290	$-

6. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments

  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of January 31, 2014, in valuing the Funds’ assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Franklin All Cap Value Fund
Assets:
Investments in Securities:
Equity Investments[a]	$48,526,809	$-	$-	$48,526,809
Short Term Investments	3,398,255	-	-	3,398,255
Total Investments in Securities	$51,925,064	$-	$-	$51,925,064

Franklin Balance Sheet Investment Fund
Assets:
Investments in Securities:
Equity Investments:
Utilities	$33,255,930	$1,540,000	$-	$34,795,930
All Other Equity Investments[a]	1,239,840,676	-	-	1,239,840,676
Short Term Investments	248,177,635	-	-	248,177,635
Total Investments in Securities	$1,521,274,241	$1,540,000	$-	$1,522,814,241

Franklin Large Cap Value Fund
Assets:
Investments in Securities:
Equity Investments[a]	$181,789,289	$-	$-	$181,789,289
Short Term Investments	10,368,989	-	-	10,368,989
Total Investments in Securities	$192,158,278	$-	$-	$192,158,278

Franklin MicroCap Value Fund
Assets:
Investments in Securities:
Equity Investments:
Capital Goods	$86,817,184	$-	$29,102	$86,846,286
Real Estate	4,335,399	63,550	425,652	4,824,601
All Other Equity Investments[a]	317,593,144	-	-	317,593,144
Short Term Investments	137,972,952	1,022,440	-	138,995,392
Total Investments in Securities	$546,718,679	$1,085,990	$454,754	$548,259,423

	Level 1	Level 2	Level 3	Total
Franklin MidCap Value Fund
Assets:
Investments in Securities:
Equity Investments[a]	$125,652,705	$-	$-	$125,652,705
Short Term Investments	11,419,108	-	-	11,419,108
Total Investments in Securities	$137,071,813	$-	$-	$137,071,813

Franklin Small Cap Value Fund
Assets:
Investments in Securities:
Equity Investments[a]	$2,205,150,210	$-	$-	$2,205,150,210
Short Term Investments	249,452,560	6,997,920	-	256,450,480
Total Investments in Securities	$2,454,602,770	$6,997,920	$-	$2,461,600,690

[a]For detailed categories, see the accompanying Statement of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period.

7. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN VALUE INVESTORS TRUST

By /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

Finance and Administration

Date March 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

Finance and Administration

Date March 27, 2014

By /s/ Robert G. Kubilis

      Robert G. Kubilis

      Chief Financial Officer and

Chief Accounting Officer

Date March 27, 2014